Note 21 Debt certificates (Details) - EUR (€) € in Millions		Jun. 30, 2025	Dec. 31, 2024
Issued in Euros
Debt certificates issued [Line Items]
Debt Securities at amortized cost		€ 39,358	€ 37,118
Issued in Euros | Promissory bills and notes [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		5,170	1,360
Issued in Euros | Non convertible bonds and debentures [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		15,041	17,788
Issued in Euros | Covered bons [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		3,371	5,825
Issued in Euros | Hybrid financial instruments [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		810	519
Issued in Euros | Securilization bonds [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		3,114	2,201
Issued in Euros | Wholesale funding [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		3,425	1,030
Issued in Euros | Subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		8,427	8,395
Issued in Euros | Convertible perpetual certificates [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		2,750	2,750
Issued in Euros | Other non convertible subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		5,677	5,645
Other exchanges [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		32,444	32,748
Other exchanges [Member] | Promissory bills and notes [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		1,734	2,962
Other exchanges [Member] | Non convertible bonds and debentures [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		13,265	12,136
Other exchanges [Member] | Covered bons [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		97	95
Other exchanges [Member] | Hybrid financial instruments [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost	[1]	5,876	5,327
Other exchanges [Member] | Securilization bonds [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		0	0
Other exchanges [Member] | Wholesale funding [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		772	1,067
Other exchanges [Member] | Subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		10,700	11,161
Other exchanges [Member] | Convertible perpetual certificates [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		2,560	2,888
Other exchanges [Member] | Other non convertible subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		€ 8,140	€ 8,273

[1]	(1) Corresponds to structured note issuances with embedded derivatives that have been segregated according to IFRS 9.